MP63 Fund
Prospectus THE MP 63 FUND, INC. June 30, 2011
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	MP63 Fund
Redemption Fees (as a percentage of amount redeemed within 180 days of purchase)	1.00%

Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	MP63 Fund
Management Fees	0.35%
Distribution & Servicing (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.89%

EXPENSE EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MP63 Fund	91	284	493	1,096

You would pay the following expenses if you did not redeem your shares.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MP63 Fund	91	284	493	1,096

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that make up the Moneypaper 63 Stock Index (the “Index”), typically large-capitalization stocks, with an emphasis on quality and diversity.  The Moneypaper 63 Stock Index is diversified across industries and is composed of companies that offer direct investment plans (“DRIPs”), regardless of the relative size of the companies.  Generally, each company is allocated an equal amount of the total to be invested, in the manner consistent with dollar-cost averaging.  The Fund invests in the stocks that make up the Index, without regard to market capitalization.  The Fund can invest in any security of any size, so long as the stock is included in the Index.

Fund assets that are not invested in common stock of companies that make up the Moneypaper 63 Stock Index are normally invested in cash or cash equivalents, including shares of money market mutual funds. If the Fund invests in shares of  another mutual fund, including a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.

To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to hold shares in the Fund for the long term.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund.  When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies.  Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile.

Focused Portfolio Risks

The Fund invests the majority of its assets in the securities that make up the Moneypaper 63 Stock Index.  Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a larger array of securities.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance).  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (676-3386).

Year-By-Year Annual Returns (for calendar years ending on December 31)

During the periods covered in the bar chart, the highest return for a quarter was + 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended December 31, 2008).   The Fund’s year-to-date return as of March 31, 2011 was 4.43%.

Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years
MP63 Fund - Comparison Index - S&P 500 Composite Index (reflects no deduction for fee, expenses or taxes)	15.06%	2.29%	1.41%
MP63 Fund	12.67%	2.78%	3.49%
MP63 Fund After-Tax Return on Distributions	12.02%	1.95%	2.92%
MP63 Fund Return After-Tax Return on Distributions and Sale of Fund Shares	8.23%	2.04%	2.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 20, 2011
Registrant Name	dei_EntityRegistrantName	MP63 FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001071873
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
MP63 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prospectus THE MP 63 FUND, INC. June 30, 2011
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.39% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that make up the Moneypaper 63 Stock Index (the “Index”), typically large-capitalization stocks, with an emphasis on quality and diversity.  The Moneypaper 63 Stock Index is diversified across industries and is composed of companies that offer direct investment plans (“DRIPs”), regardless of the relative size of the companies.  Generally, each company is allocated an equal amount of the total to be invested, in the manner consistent with dollar-cost averaging.  The Fund invests in the stocks that make up the Index, without regard to market capitalization.  The Fund can invest in any security of any size, so long as the stock is included in the Index.

Fund assets that are not invested in common stock of companies that make up the Moneypaper 63 Stock Index are normally invested in cash or cash equivalents, including shares of money market mutual funds. If the Fund invests in shares of  another mutual fund, including a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.

To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to hold shares in the Fund for the long term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund.  When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies.  Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile.

Focused Portfolio Risks

The Fund invests the majority of its assets in the securities that make up the Moneypaper 63 Stock Index.  Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a larger array of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance).  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (676-3386).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-676-3386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mp63fund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns (for calendar years ending on December 31)
Annual Return 2001	rr_AnnualReturn2001	(1.09%)
Annual Return 2002	rr_AnnualReturn2002	(14.97%)
Annual Return 2003	rr_AnnualReturn2003	27.28%
Annual Return 2004	rr_AnnualReturn2004	11.03%
Annual Return 2005	rr_AnnualReturn2005	3.35%
Annual Return 2006	rr_AnnualReturn2006	12.07%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(31.10%)
Annual Return 2009	rr_AnnualReturn2009	24.72%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods covered in the bar chart, the highest return for a quarter was + 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended December 31, 2008).   The Fund’s year-to-date return as of March 31, 2011 was 4.43%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MP63 Fund | MP63 Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed within 180 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution & Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.49%
MP63 Fund | MP63 Fund | After-Tax Return on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	2.92%
MP63 Fund | MP63 Fund | Return After-Tax Return on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	2.68%
MP63 Fund | - Comparison Index - S&P 500 Composite Index (reflects no deduction for fee, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%